Trade payables and other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade payables and other liabilities

FOR THE YEAR ENDED DECEMBER 31	NOTE	2023	2022
Trade payables and accruals		3,308	3,602
Compensation payable		599	607
Maple Leaf Sports and Entertainment Ltd. (MLSE) financial liability (1)	29	—	149
Commodity taxes payable		143	108
Derivative liabilities	29	107	106
Provisions	26	65	74
Other current liabilities		507	575
Total trade payables and other liabilities		4,729	5,221
(1)Represented BCE’s obligation to repurchase the BCE Master Trust Fund’s (Master Trust Fund) 9% interest in MLSE at a price not less than an agreed minimum price. In January 2023, BCE repurchased the interest held by the Master Trust Fund, a trust fund that holds pension fund investments serving the pension obligations of the BCE group pension plan participants, in MLSE for a cash consideration of $149 million.